Fair Value of Financial Instruments - Non-Recurring Measurements (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 232,435	$ 187,831	$ 271,097	$ 257,868
Restricted cash	2,631	2,041	6,011
Senior and ship mortgage notes, including premium	1,375,000	1,293,156
Loan receivable from affiliate companies	5,491	2,660
Long-term receivable from affiliate companies	7,167	5,144
Total
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	232,435	187,831
Restricted cash	2,631	2,041
Senior and ship mortgage notes, including premium	(1,433,023)	(1,326,897)
Capital lease obligations, including current portion	(23,194)	(23,759)
Long-term debt, including current portion	(249,712)	(218,093)
Loan receivable from affiliate companies	5,491	2,660
Long-term receivable from affiliate companies	7,167	5,144
(Level I)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	232,435	187,831
Restricted cash	2,631	2,041
Senior and ship mortgage notes, including premium	(1,433,023)	(1,326,897)
Capital lease obligations, including current portion	0	0
Long-term debt, including current portion	0	0
Loan receivable from affiliate companies	0	0
Long-term receivable from affiliate companies	0	0
(Level II)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Restricted cash	0	0
Senior and ship mortgage notes, including premium	0	0
Capital lease obligations, including current portion	(23,194)	(23,759)
Long-term debt, including current portion	(249,712)	(218,093)
Loan receivable from affiliate companies	5,491	2,660
Long-term receivable from affiliate companies	7,167	5,144
(Level III)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Restricted cash	0	0
Senior and ship mortgage notes, including premium	0	0
Capital lease obligations, including current portion	0	0
Long-term debt, including current portion	0	0
Loan receivable from affiliate companies	0	0
Long-term receivable from affiliate companies	$ 0	$ 0